Stock-Based Compensation - Schedule of Stock Options Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility, minimum	69.58%	61.33%	37.61%
Expected market price volatility, maximum	87.74%	99.64%	65.38%
Common Shares - Class B
Class of Stock [Line Items]
Average remaining expected life of stock options on WIHN Class A Shares (years)	4 years 3 months	4 years 3 months 21 days	3 years 5 months 4 days
Common Shares - Class A
Class of Stock [Line Items]
Average remaining expected life of stock options on WIHN Class A Shares (years)	2 years 4 months 24 days	3 years 4 months 24 days